Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 11,466	$ 1,098	$ 547
Adjustments to reconcile net income to cash provided by operating activities:
Provision (benefit) for credit losses	1,375	645	(37)
Deferred tax (benefit) expense	(165)	206	(8)
Depreciation, amortization, and accretion, net	(57)	533	143
Stock based compensation expense	5	19	0
Realized loss (gain) on sale of investment securities available for sale, net	26	0	(33)
Fair value adjustment on marketable equity securities, net	11	3	(34)
Loss (gain) on sale of loans, net	2	(22)	(33)
Gain on sale of operating lease equipment, net	(20)	(15)	0
Loss on sale of premises and equipment, net	0	5	0
Gain on other real estate owned, net	(4)	(14)	(1)
Gain on acquisition	(9,808)	(431)	0
Gain on extinguishment of debt	0	(7)	0
Origination of loans held for sale	(740)	(499)	(1,123)
Proceeds from sale of loans held for sale	693	562	1,036
Impairment of premises and equipment and other assets	70	0	0
Net change in other assets	206	484	(733)
Net change in other liabilities	(379)	260	5
Other operating activities	(21)	(36)	(13)
Net cash provided by (used in) operating activities	2,660	2,791	(284)
CASH FLOWS FROM INVESTING ACTIVITIES
Net decrease (increase) in interest-earning deposits at banks	5,416	6,965	(4,767)
Purchase of marketable equity securities	0	0	(2)
Proceeds from sales of investments in marketable equity securities	0	0	30
Purchases of investment securities available for sale	(12,839)	(1,985)	(6,375)
Proceeds from maturities of investment securities available for sale	2,084	1,237	2,455
Proceeds from sales of investment securities available for sale	495	2	1,367
Purchases of investment securities held to maturity	(213)	(755)	(1,401)
Proceeds from maturities of investment securities held to maturity	545	835	809
Net increase in securities purchased under agreements to resell	(473)	0	0
Net decrease (increase) in loans	6,057	(5,344)	423
Proceeds from sales of loans	317	245	0
Net increase (decrease) in credit balances of factoring clients	94	(538)	0
Purchases of operating lease equipment	(1,023)	(771)	0
Proceeds from sales of operating lease equipment	243	95	0
Purchases of premises and equipment	(405)	(155)	(107)
Proceeds from sales of premises and equipment	0	13	1
Proceeds from sales of other real estate owned	19	48	41
Cash acquired, net of cash paid as consideration for acquisition	810	134	0
Proceeds from surrender of bank-owned life insurance policies	1,094	157	0
Other investing activities	208	(108)	(42)
Net cash provided by (used in) investing activities	2,429	75	(7,568)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in time deposits	5,634	568	(406)
Net (decrease) increase in demand and other interest-bearing deposits	(5,369)	(2,259)	8,382
Net change in securities sold under customer repurchase agreements	39	(153)	(52)
Repayment of short-term borrowings	(2,250)	(1,355)	0
Proceeds from issuance of short-term borrowings	500	3,105	0
Repayment of long-term borrowings	(13,120)	(5,099)	(54)
Proceeds from issuance of long-term borrowings	9,991	3,854	0
Repurchase of Class A common stock	0	(1,240)	0
Cash dividends paid	(117)	(83)	(42)
Other financing activities	(7)	(24)	0
Net cash (used in) provided by financing activities	(4,699)	(2,686)	7,828
Change in cash and due from banks	390	180	(24)
Cash and due from banks at beginning of period	518	338	362
Cash and due from banks at end of period	908	518	338
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	3,686	525	62
Income taxes	514	(551)	870
Significant non-cash investing and financing activities:
Transfers of loans to other real estate	20	14	14
Transfers of premises and equipment to other real estate	6	19	14
Transfer of investment securities available for sale (from) to held to maturity	0	0	452
Dividends declared but not paid	0	1	0
Transfer of assets from held for investment to held for sale	336	188	88
Transfer of assets from held for sale to held for investment	14	21	4
Loans held for sale exchanged for investment securities	0	38	231
Commitments extended during the period on affordable housing investment credits	224	110	15
Purchase Money Note as consideration for SVBB Acquisition	35,808	0	0
Common Stock | Issued for Acquisition
Significant non-cash investing and financing activities:
Issuance of stock	0	5,279	0
Common Stock | Issued for Stock Based Compensation
Significant non-cash investing and financing activities:
Issuance of stock	0	81	0
Preferred Stock | Issued for Acquisition
Significant non-cash investing and financing activities:
Issuance of stock	$ 0	$ 541	$ 0